Cover	May 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2023
Entity File Number	001-41060
Entity Registrant Name	HEARTBEAM, INC.
Entity Central Index Key	0001779372
Entity Tax Identification Number	47-4881450
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2118 Walsh Avenue
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95050
City Area Code	408
Local Phone Number	899-4443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	BEAT
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrant
Trading Symbol	BEATW
Security Exchange Name	NASDAQ